PREFERENCE SHARES (Details Textual)	1 Months Ended
	May 31, 2011	Dec. 31, 2012	May 16, 2011	Mar. 01, 2008
Amended Authorized Preference Share		781,250		781,250
Conversion of Stock, Shares Converted	104,572
Convertible Preferred Stock, Shares Issued upon Conversion			10,457,195
Preferred Stock, Voting Rights	Each share of these preference shares have 100 ordinary shares voting right
Convertible Preferred Stock, Terms of Conversion	Each share of these preference shares is convertible 100 ordinary shares